Salaries and social charges (Detail) - BRL (R$) R$ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Salaries and social charges [Abstract]
Profit sharing	R$ 4,943	R$ 15,237	R$ 8,696
Salaries payable	2,962	2,758	1,682
Social charges	4,618	5,102	3,225
Payroll accruals	12,624	9,807	5,877
Other	1,045	1,365	789
Total	R$ 26,192	R$ 34,269	R$ 20,269